UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2004
Institutional Investment Manager Filing this Report:
	Name:		GW Capital, Inc.
	Address:	10900 N.E. Eighth Street, Suite 235
			Bellevue, WA 98004
13F File Number:	801-35777

The institutional investment manager filing this report and the person by Who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager:
Name:		Guy Watanabe
Title:	President
Phone:	425-455-4551
Signature, Place and Date of Signing:
Guy Watanabe		Bellevue, Washington	January 11, 2004

Report Type:
[X]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY

Report Summary:

Number of Managers:	1

Form 13F Information Table Entry Total:	28

Form 13F Information Table Value Total:	41,410,000

FORM 13F INFORMATION TABLE
			TITLE/		VALUE	SHARES	  VOTING AUTHORITY
NAME OF ISSUER	CLASS	CUSIP		x1000	PRN AMT	SOLE	SHRD	NONE
--------------	-----	---------	-------	----	-----   ----	----
ALERIS INTL	COM	014477103	244	14400	14400	0	0
AM STATES WTR	COM	029899101	1300	50000	21500	0	28500
AQUA AMERICA	COM	03836W103	1107	45000	20000	0	25000
BEVERLY ENTER	COM	087851309	1386	151500	51500	0	100000
CROWN HOLDINGS	COM	228368106	2013	146500	66500	0	80000
EMERITUS CORP	COM	291005106	2694	208850	91350	0	117500
FOREST OIL	COM	346091705	1283	40450	15450	0	25000
HEALTHCARE REIT	COM	42217K106	1156	30300	15300	0	15000
HEARST-ARGYLE	COM	453258402	1335	50600	15600	0	35000
KINDRED HEALTH	COM	494580103	1887	63000	25000	0	38000
LTC PROPERTIES	COM	502175102	2389	120000	45000	0	75000
MARTEK BIOSCI	COM	572901106	1383	27000	12000	0	15000
MAVERICK TUBE	COM	577914104	2121	70000	25000	0	45000
MCDERMOTT INTL	COM	580037109	1616	88000	38000	0	50000
NORTHWESTERN	COM	668074305	1136	40550	20550	0	20000
OMEGA HC REIT	COM	681936100	1962	166250	66250	0	100000
ONEOK INCORP	COM	682680103	1705	60000	20000	0	40000
OWENS-ILLINOIS	COM	690768403	2197	97000	37000	0	60000
PEP BOYS - pby	COM	713278109	1297	76000	26000	0	50000
QUANTA SERVICES	COM	76762E102	1240	155000	55000	0	100000
RANGE RESOURCES	COM	75281A109	1652	80750	35750	0	45000
SIERRA PACIFIC	COM	826428104	957	91100	41100	0	50000
SOUTHWEST GAS	COM	844895102	876	34500	16500	0	18000
SUN HEALTHCARE	COM	866933401	1584	172000	67000	0	105000
SUPERIOR ENERGY	COM	868157108	1949	126500	46500	0	80000
TIDEWATER INC	COM	886423102	1246	35000	12000	0	23000
VECTREN CORP	COM	92240G101	1112	41500	16500	0	25000
WESTAR ENERGY	COM	95709T100	583	25500	500	0	25000